Loans to Other Entities (Details)	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2023 USD ($)
Loans to Other Entities (Details) [Line Items]
Agreement amount (in Dollars)		$ 500,000
Advance amount	$ 1,000,000
Percentage of loan interest	8.00%	8.00%
Loan users reach	$ 2,000,000
Amount of maturity date monthly amount	1,000,000
Bearn loan	806,940		$ 803,072
Accrued interest	121,131		55,354
Repayments of loan	150,700			$ 100,973
Bearn made repayments	$ (150,700)
Maximum [Member]
Loans to Other Entities (Details) [Line Items]
Percentage of scale of interest	15.00%	15.00%
Minimum [Member]
Loans to Other Entities (Details) [Line Items]
Percentage of scale of interest	0.00%	0.00%